EMPLOYEE BENEFIT PLAN	9 Months Ended
Sep. 30, 2017
Employee Benefit Plan
EMPLOYEE BENEFIT PLAN

KSI has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “Code”) (the “401(k) Plan”) which was amended on January 1, 2013, as required by the Code. Pursuant to the amended 401(k) Plan, KSI will make nondiscretionary “safe harbor” matching contributions of 100% of the participant’s salary deferrals up to 3%, and 50% of the next 2%, of a participant’s compensation for all participants. The amount of contributions recorded by Novume during the three months ended September 30, 2017 and 2016 were $25,122 and $31,955 , respectively, and during the nine months ended September 30, 2017 and 2016 were $60,875 and $69,387 , respectively.